Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 14,875	$ 8,708
Short-term investments		3,495	17,602
Prepaid expenses and other current assets		1,468	1,704
Total current assets		19,838	28,014
Property and equipment, net		140	241
Operating lease right-of-use assets		53	111
Other assets		513	711
Total assets		20,544	29,077
Current liabilities:
Accounts payable		2,330	1,486
Accrued expenses		2,921	3,368
Current term loans, net		19,385	19,061
Accrued final payment on term loans, current		1,100	1,100
Operating lease liabilities, current		60	60
Total current liabilities		25,796	25,075
Other accrued liabilities, non-current		503	0
Earn-out liability		0	6
Non current warrant liability		40	40
Non-current lease liabilities		0	60
Total liabilities		26,339	25,181
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 100,000,000 shares authorized at December 31, 2023 and December 31, 2022; zero shares issued and outstanding as of December 31, 2023 and December 31, 2022		0	0
Common stock, $0.0001 par value; 40,000,000 shares authorized at December 31, 2023 and December 31, 2022; 2,994,679 shares issued and 2,982,679 shares issued and outstanding as of December 31, 2023; 1,679,602 shares issued and 1,667,602 shares issued and outstanding as of December 31, 2022	[1]	0	0
Additional paid-in capital	[1]	173,582	147,480
Accumulated other comprehensive loss		0	(18)
Accumulated deficit		(179,377)	(143,566)
Total stockholders' equity (deficit)		(5,795)	3,896
Total liabilities and stockholders' equity (deficit)		$ 20,544	$ 29,077

[1]	Amounts have been retroactively restated to reflect the 1-for-25 reverse stock split effected on January 12, 2024 (see Note 1. Organization and Basis of Presentation of the accompanying notes to the consolidated financial statements).